CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($)	Dec. 31, 2017 USD ($) D item $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Gain on repurchase of convertible notes			$ 2,782
Convertible notes		$ 126,476	125,569
2014 Notes
Debt Instrument [Line Items]
Proceeds from initial issuance of convertible notes	$ 130,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	$ 20,000
Interest rate (as a percent)		4.25%
Conversion rate		22.2222
Conversion price (in dollars per share) | $ / shares		$ 45.00
Sales price of common stock as percentage of conversion price for redemption at Company's option		130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | item		20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option | D		30
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events		100.00%
Convertible notes		$ 126,476	125,569
Unamortized issuance costs		$ 1,024	1,931
Effective interest rate (as a percent)		4.96%
Amortization of financing costs		$ 907	898	$ 810
Interest expense		5,419	5,642
2014 Notes | Other payables
Debt Instrument [Line Items]
Accrued interest		$ 2,008	$ 2,008